Annual Fund Operating Expenses - Equable Shares Hedged Equity ETF - Equable Shares Hedged Equity ETF Class	Feb. 28, 2026
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.88%	[1]
Other Expenses (as a percentage of Assets):	0.00%	[2]
Acquired Fund Fees and Expenses	0.08%	[3]
Expenses (as a percentage of Assets)	0.96%

[1]	The management fee is structured as a “unified fee.” Teramo Advisors, LLC (the “Advisor”) has agreed to pay all expenses incurred by the Fund except for interest charges on any borrowings, dividends and other expenses on securities sold short; taxes; brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments; acquired fund fees and expenses; accrued deferred tax liability; extraordinary expenses; distribution fees and expenses paid by the Fund under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act, and the unified management fee payable to the Advisor (collectively, the “Excluded Expenses”).
[2]	“Other Expenses” are estimated for the Fund’s current fiscal year.
[3]	Acquired Fund Fees and Expenses (“AFFE”) are the indirect costs of investing in other investment companies. Please note that Total Annual Fund Operating Expenses in this fee table will not correlate to the Ratio of Expenses to Average Net Assets figures found within the “Financial Highlights” section of the Prospectus because the financial statements include only the direct operating expenses incurred by the Fund and exclude AFFE.